Summary of Significant Accounting Policies - Customer Concentration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Accounts receivable
Customer Concentration
Number of customers | customer	1	2
Accounts receivable | Customer concentration risk | Customer 1
Customer Concentration
Concentration risk (as a percent)	82.00%	21.00%
Amount of concentration risk	$ 2,011	$ 317
Accounts receivable | Customer concentration risk | Customer 2
Customer Concentration
Concentration risk (as a percent)		10.00%
Amount of concentration risk		$ 151
Revenue
Customer Concentration
Number of customers | customer	1	2
Revenue | Customer concentration risk | Customer 1
Customer Concentration
Concentration risk (as a percent)		11.00%
Amount of concentration risk		$ 799
Revenue | Customer concentration risk | Customer 2
Customer Concentration
Concentration risk (as a percent)	44.00%	6.00%
Amount of concentration risk	$ 2,374	$ 436